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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)*
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 6/30/10
*	Fund included is Invesco Van Kampen Limited Duration Fund.

Item 1. Reports to Stockholders.

Invesco Van Kampen Limited Duration Fund
Semiannual Report to Shareholders ■ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
12	Financial Statements
15	Financial Highlights
17	Notes to Financial Statements
25	Fund Expenses
26	Approval of Investment Advisory and Sub-Advisory Agreements
28	Results of Proxy
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.10%
Class B Shares	0.95
Class C Shares	0.96
Class Y Shares	1.28
Institutional Class Shares	1.23
Barclays Capital 1-5 Year Government/Credit Index▼ (Broad Market/Style-Specific Index)	2.99

▼ Lipper Inc.
The Barclays Capital 1-5 Year Government/Credit Index is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to five years.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (6/16/86)	3.75%
10 Years	1.31
5 Years	-1.17
1 Year	0.65

Class B Shares
Inception (11/5/91)	2.48%
10 Years	1.19
5 Years	-1.49
1 Year	-2.18

Class C Shares
Inception (5/10/93)	2.12%
10 Years	1.10
5 Years	-1.17
1 Year	1.73

Class Y Shares
Inception (8/12/05)	-0.41%
1 Year	3.38

Institutional Class Shares
10 Years	1.58%
5 Years	-0.65
1 Year	3.38
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Limited Duration Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Limited Duration Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Institutional Class shares performance shown prior to the inception date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 0.90%, 1.40%, 1.40%, 0.75% and 0.67%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 2.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 2% at the time of purchase to 0% at the beginning of the fifth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
2       Invesco Van Kampen Limited Duration Fund

Letters to Shareholders

   Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

    Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
3       Invesco Van Kampen Limited Duration Fund

Schedule of Investments

June 30, 2010
(Unaudited)

			Par
			Amount
	Coupon	Maturity	(000)	Value

Corporate Bonds–49.1%
Airlines–0.2%
Delta Air Lines, Inc.	6.200%	07/02/18	$255	$258,506

Automotive–0.9%
Daimler Finance North America LLC	7.300	01/15/12	530	570,333

Harley-Davidson Funding Corp., Ser B(a)	5.250	12/15/12	370	384,685

				955,018

Banking–13.8%
Abbey National Treasury Services PLC (United Kingdom)(a)	3.875	11/10/14	850	848,311

American Express Co.	7.250	05/20/14	695	792,004

Bank One Corp.	5.250	01/30/13	595	631,865

Barclays Bank PLC (United Kingdom)	5.200	07/10/14	570	604,593

BB&T Corp.	3.100	07/28/11	560	569,732

Capital One Financial Corp.	5.700	09/15/11	580	604,284

Citigroup, Inc.	6.500	08/19/13	840	897,386

Commonwealth Bank of Australia (Australia)(a)	2.750	10/15/12	825	840,228

Credit Suisse New York (Switzerland)	5.500	05/01/14	625	682,594

Credit Suisse USA, Inc.	6.125	11/15/11	205	218,286

JPMorgan Chase & Co.	4.750	05/01/13	925	988,123

KeyCorp	6.500	05/14/13	325	352,106

Macquarie Group, Ltd. (Australia)(a)	7.300	08/01/14	350	386,417

MBNA Corp.	6.125	03/01/13	1,150	1,232,583

National Australia Bank Ltd. (Australia)(a)	5.350	06/12/13	555	604,745

Nationwide Building Society (United Kingdom)(a)	4.650	02/25/15	390	397,977

Nordea Bank AB (Sweden)(a)	2.500	11/13/12	555	558,715

Northern Trust Corp.	5.500	08/15/13	525	583,391

Royal Bank of Scotland PLC (United Kingdom)	4.875	03/16/15	580	577,767

Standard Chartered PLC (United Kingdom)(a)	3.850	04/27/15	460	460,410

Svenska Handelsbanken AB (Sweden)(a)	2.875	09/14/12	475	485,258

UBS AG Stamford CT (Switzerland)	3.875	01/15/15	565	561,275

US Bancorp	4.200	05/15/14	280	300,692

Wells Fargo & Co.	3.750	10/01/14	1,140	1,174,882

				15,353,624

Brewers–0.4%
Anheuser-Busch InBev Worldwide, Inc.	3.000	10/15/12	400	412,122

Broadcasting & Cable TV–0.3%
COX Communications, Inc.	4.625	06/01/13	345	367,918

Brokerage–1.8%
Goldman Sachs Group, Inc.	5.250	10/15/13	780	826,970

Goldman Sachs Group, Inc.	6.875	01/15/11	285	293,016

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Limited Duration Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Brokerage–(continued)

Merrill Lynch & Co., Inc.	5.450%	02/05/13	$350	$365,439

TD Ameritrade Holding Corp.	2.950	12/01/12	530	540,508

				2,025,933

Casinos & Gaming–0.1%
International Game Technology	5.500	06/15/20	100	103,018

Diversified Banks–1.2%
ANZ National International Ltd. (New Zealand)(a)	2.375	12/21/12	540	547,446

Bank of Nova Scotia (Canada)	2.375	12/17/13	500	511,985

US Bancorp	2.000	06/14/13	310	313,749

				1,373,180

Diversified Capital Markets–0.5%
Deutsche Bank AG London (Germany)	2.375	01/11/13	540	543,757

Diversified Chemicals–0.5%
Dow Chemical Co.	5.900	02/15/15	545	594,886

Diversified Metals & Mining–0.6%
Anglo American Capital PLC (United Kingdom)(a)	9.375	04/08/14	550	658,812

Electric–2.6%
Detroit Edison Co.	6.125	10/01/10	420	424,417

Dominion Resources, Inc.	5.700	09/17/12	540	586,745

Enel Finance International SA (Luxembourg)(a)	3.875	10/07/14	535	539,374

FirstEnergy Solutions Corp.	4.800	02/15/15	540	566,503

FPL Group Capital, Inc.	5.350	06/15/13	410	445,506

PPL Energy Supply LLC	6.300	07/15/13	310	344,286

				2,906,831

Electric Utilities–0.9%
DCP Midstream LLC	7.875	08/16/10	355	357,706

Electricite de France (France)(a)	5.500	01/26/14	545	610,554

				968,260

Fertilizers & Agricultural Chemicals–0.5%
Potash Corp. of Saskatchewan, Inc. (Canada)	5.250	05/15/14	545	602,467

Food & Beverage–1.3%
Anheuser-Busch InBev Worldwide, Inc.(a)	2.500	03/26/13	300	303,605

Anheuser-Busch InBev Worldwide, Inc.(a)	5.375	11/15/14	290	318,476

Bunge Ltd. Finance Corp.	5.350	04/15/14	410	431,835

ConAgra Foods, Inc.	5.875	04/15/14	310	349,819

				1,403,735

Food Retail–0.1%
Wrigley WM Jr Co.(a)	3.050	06/28/13	150	150,865

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Limited Duration Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Health Care–1.1%
Medco Health Solutions, Inc.	7.250%	08/15/13	$535	$614,086

UnitedHealth Group, Inc.	5.250	03/15/11	560	574,508

				1,188,594

Health Care Equipment–0.1%
Covidien International Finance SA (Luxembourg)	1.875	06/15/13	155	155,789

Hotels, Resorts & Cruise Lines–0.6%
Marriott International, Inc.	4.625	06/15/12	640	659,228

Independent Energy–0.5%
Devon Financing Corp. ULC (Canada)	6.875	09/30/11	465	495,396

Integrated Oil & Gas–0.2%
Shell International Finance (Netherlands)	3.100	06/28/15	250	253,911

Integrated Telecommunication Services–0.6%
Telecom Italia Capital SA (Luxembourg)	5.250	11/15/13	585	606,929

Life Insurance–2.1%
Met Life Global Funding I(a)	5.750	07/25/11	755	785,198

Monumental Global Funding III(a)	5.250	01/15/14	535	585,325

Principal Life Income Funding Trusts	5.150	06/17/11	430	446,665

Prudential Financial, Inc.	3.625	09/17/12	485	500,318

				2,317,506

Life Sciences Tools & Services–0.3%
Thermo Fisher Scientific, Inc.	3.250	11/20/14	340	352,249

Media-Cable–1.7%
Comcast Cable Holdings LLC	9.800	02/01/12	490	546,823

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	4.750	10/01/14	335	356,555

Time Warner Cable, Inc.	8.250	02/14/14	500	591,856

Time Warner, Inc.	6.875	05/01/12	375	409,122

				1,904,356

Metals–1.0%
ArcelorMittal (Luxembourg)	9.000	02/15/15	300	354,635

BHP Billiton Finance USA Ltd. (Australia)	8.500	12/01/12	345	400,866

Rio Tinto Finance USA Ltd. (Australia)	5.875	07/15/13	280	305,820

				1,061,321

Movies & Entertainment–0.5%
Viacom, Inc.	4.375	09/15/14	550	584,788

Multi-Line Insurance–0.1%
Genworth Financial, Inc.	7.700	06/15/20	75	75,095

Noncaptive-Consumer Finance–0.7%
HSBC Finance Corp.	6.750	05/15/11	790	823,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Limited Duration Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Noncaptive-Diversified Finance–1.4%
General Electric Capital Corp.	5.450%	01/15/13	$1,045	$1,130,597

General Electric Capital Corp.	5.900	05/13/14	375	414,669

Nissan Motor Acceptance Corp.(a)	3.250	01/30/13	45	45,941

				1,591,207

Office–0.2%
Digital Realty Trust, LP(a)(b)	4.500	07/15/15	260	259,212

Oil Field Services–0.7%
EOG Co. of Canada (Canada)(a)	7.000	12/01/11	510	536,720

Transocean, Inc. (Cayman Islands)	5.250	03/15/13	250	235,313

				772,033

Other Diversified Financial Services–0.3%
ERAC USA Finance Co.(a)(b)	2.750	07/01/13	195	196,180

ERAC USA Finance Co.(a)	5.800	10/15/12	100	108,643

				304,823

Pharmaceuticals–0.5%
Biogen Idec, Inc.	6.000	03/01/13	500	548,351

Pipelines–1.5%
Enterprise Products Operating LLC	9.750	01/31/14	400	483,818

Enterprise Products Operating LP	7.500	02/01/11	200	206,576

Plains All American Pipeline LP	4.250	09/01/12	465	483,990

Spectra Energy Capital LLC	5.900	09/15/13	475	519,885

				1,694,269

Railroads–0.3%
Union Pacific Corp.	6.500	04/15/12	353	383,348

REITS–0.2%
Simon Property Group LP	6.750	05/15/14	165	184,299

Restaurants–0.2%
Yum! Brands, Inc.	8.875	04/15/11	230	243,017

Retailers–0.4%
CVS Caremark Corp.	5.750	08/15/11	385	403,799

Services–0.3%
Ryder System, Inc.	6.000	03/01/13	320	347,326

Sovereigns–2.0%
Denmark Government International Bond (Denmark)	2.750	11/15/11	2,198	2,257,506

Supermarkets–1.1%
Delhaize Group (Belgium)	5.875	02/01/14	506	565,423

Kroger Co.	7.500	01/15/14	525	614,978

				1,180,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Limited Duration Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Technology–1.6%
Agilent Technologies, Inc.	4.450%	09/14/12	$590	$616,978

Amphenol Corp.	4.750	11/15/14	200	211,122

Fiserv, Inc.	6.125	11/20/12	540	593,309

Xerox Corp.	8.250	05/15/14	320	374,992

				1,796,401

Technology Distributors–0.6%
Avnet, Inc.	5.875	06/15/20	600	607,584

Tobacco–0.6%
Altria Group, Inc.	7.750	02/06/14	530	613,739

Wireless Telecommunication Services–0.5%
Vodafone Group PLC (United Kingdom)	5.000	12/16/13	530	574,976

Wireline–1.5%
AT&T, Inc.	4.950	01/15/13	450	489,699

BellSouth Corp.	6.000	10/15/11	615	653,647

British Telecommunications PLC (United Kingdom)	9.375	12/15/10	200	207,048

Telefonica Europe BV (Netherlands)	7.750	09/15/10	310	313,476

				1,663,870

Total Corporate Bonds–49.1%				54,583,523

Asset Backed Securities–21.0%
Ally Auto Receivables Trust	1.450	05/15/14	650	653,053

Ally Master Owner Trust(a)(c)	2.099	01/15/15	150	152,143

Ally Master Owner Trust(a)	2.880	04/15/15	325	329,802

American Express Credit Account Master Trust(c)	0.599	11/16/15	1,150	1,147,450

American Express Credit Account Master Trust(c)	1.599	03/15/17	1,175	1,218,686

ARI Fleet Lease Trust(a)(c)	1.799	08/15/18	358	358,149

Bank of America Auto Trust(a)	2.130	09/15/13	1,225	1,241,267

BMW Floorplan Master Owner Trust(a)(c)	1.499	09/15/14	1,200	1,200,652

Capital Auto Receivables Asset Trust, Class A3A	5.020	09/15/11	55	54,806

Chase Issuance Trust(c)	1.899	04/15/14	1,150	1,176,449

Chrysler Financial Auto Securitization Trust	1.850	06/15/11	475	475,896

Citibank Credit Card Issuance Trust	2.250	12/23/14	875	891,146

CNH Equipment Trust	1.540	07/15/14	1,075	1,081,721

Discover Card Master Trust(c)	1.649	12/15/14	1,150	1,169,315

Ford Credit Floorplan Master Owner Trust(c)	1.899	09/15/14	1,200	1,211,535

Ford Credit Floorplan Master Owner Trust(a)	4.200	02/15/17	575	605,230

GE Capital Credit Card Master Note Trust	3.690	07/15/15	2,000	2,079,704

GE Dealer Floorplan Master Note Trust(c)	2.027	07/21/14	1,000	1,001,114

Harley-Davidson Motorcycle Trust	1.740	09/15/13	550	553,129

Harley-Davidson Motorcycle Trust	1.870	02/15/14	625	631,435

Huntington Auto Trust(a)	3.940	06/17/13	1,200	1,223,796

MMAF Equipment Finance LLC(a)	2.370	11/15/13	600	602,559

MMCA Automobile Trust(a)	1.390	01/15/14	800	802,271

Nissan Auto Receivables Owner Trust	3.890	08/15/11	130	130,754

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Limited Duration Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Nissan Master Owner Trust Receivables(a)(c)	1.486%	01/15/15	$275	$275,869

Toyota Auto Receivables Owner Trust	1.270	12/16/13	1,175	1,178,515

USAA Auto Owner Trust, Class A3	4.160	04/15/12	159	160,548

Volvo Financial Equipment LLC(a)	1.060	06/15/12	1,100	1,100,552

Wheels SPV LLC(a)(c)	1.899	03/15/18	680	680,689

Total Asset Backed Securities–21.0%				23,388,235

Agency Bonds–14.1%
Banking–5.1%
Citigroup Funding, Inc.	1.875	10/22/12	4,500	4,599,641

FDIC Structured Sale Guaranteed Notes(a)	*	10/25/11	1,100	1,086,943

				5,686,584

Commercial Banks–Government Guaranteed–4.3%
Commonwealth Bank of Australia (Australia)(a)	2.500	12/10/12	1,300	1,347,177

Royal Bank of Scotland PLC (United Kingdom)(a)	2.625	05/11/12	3,320	3,406,253

				4,753,430

Money Center Banks–Government Guaranteed–0.7%
Lloyds TSB Bank PLC (United Kingdom)(a)	2.800	04/02/12	740	762,686

Noncaptive-Diversified Finance–0.9%
General Electric Capital Corp.	2.200	06/08/12	1,000	1,027,041

Special Purpose Banks–Government Guaranteed–3.1%
Kreditanstalt fuer Wiederaufbau (Germany)	2.250	04/16/12	2,200	2,250,794

Societe Financement de l’Economie Francaise (France)(a)	3.375	05/05/14	1,100	1,155,831

				3,406,625

Total Agency Bonds–14.1%				15,636,366

United States Treasury Obligations–9.8%
United States Treasury Bonds	7.500	11/15/24	3,570	5,178,173

United States Treasury Notes	2.375	10/31/14	2,000	2,063,125

United States Treasury Notes	3.125	04/30/17	1,400	1,463,219

United States Treasury Notes	3.250%	12/31/16	2,100	2,213,531

Total United States Treasury Obligations–9.8%				10,918,048

Collateralized Mortgage Obligations–2.2%
Bear Stearns Commercial Mortgage Securities(e)	5.200	01/12/41	335	358,527

FDIC Structured Sale Guaranteed Notes(a)(c)	0.903	02/25/48	918	921,421

Federal Home Loan Mortgage Corp.	7.500	09/15/29	575	653,625

Government National Mortgage Association (REMIC)(c)	0.749	09/16/19	189	189,186

LB-UBS Commercial Mortgage Trust, Class A4	4.367	03/15/36	350	354,918

Total Collateralized Mortgage Obligations–2.2%				2,477,677

Adjustable Rate Mortgage Backed Securities–1.1%
Federal Home Loan Mortgage Corp.(c)	5.529	01/01/38	207	220,560

Federal Home Loan Mortgage Corp.(c)	6.041	02/01/37	215	229,528

Federal National Mortgage Association(c)	2.512	09/01/19	91	92,861

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Limited Duration Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Federal National Mortgage Association(c)	2.628%	05/01/35	$542	$565,725

Federal National Mortgage Association(c)	5.708	03/01/38	133	141,362

Total Adjustable Rate Mortgage Backed Securities–1.1%				1,250,036

Mortgage Backed Securities–0.8%
Federal Home Loan Mortgage Corp.	6.500	01/01/33	2	1,689

Federal National Mortgage Association	6.500	11/01/23 to 11/01/33	722	805,973

Federal National Mortgage Association	7.000	07/01/26 to 10/01/30	33	37,085

Government National Mortgage Association	9.500	09/15/17	0	564

Total Mortgage Backed Securities–0.8%				845,311

Total Long-Term Investments–98.1% (Cost $106,715,768)				109,099,196

United States Government Agency Obligations–1.0%
United States Treasury Bill ($1,093,000 par, yielding 0.019%, 10/28/10 maturity) (Cost $1,092,306)(d)				1,092,497

TOTAL INVESTMENTS–99.1% (Cost $107,808,074)				110,191,693

OTHER ASSETS IN EXCESS OF LIABILITIES–0.9%				1,031,705

NET ASSETS–100.0%				$111,223,398

Investment Abbreviations:

REMIC	– Real Estate Mortgage Investment Conduits

Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond
(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b)	Security purchased on a when-issued or delayed delivery basis.
(c)	Floating Rate Coupon
(d)	All or a portion of this security has been physically segregated in connection with open futures contracts.
(e)	Variable Rate Coupon

Futures Contracts Outstanding as of June 30, 2010:
		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation

Long Contracts:
U.S. Treasury Notes 2-Year Futures, September 2010 (Current Notional Value of $218,828 per contract)	10	$9,354

Short Contracts:
U.S. Treasury Bond 30-Year Futures, September 2010 (Current Notional Value of $127,500 per contract)	19	(56,298)

U.S. Treasury Notes 5-Year Futures, September 2010 (Current Notional Value of $118,352 per contract)	141	(188,598)

U.S. Treasury Notes 10-Year Futures, September 2010 (Current Notional Value of $122,547 per contract)	35	(72,700)

Total Short Contracts	195	(317,596)

Total Futures Contracts	205	$(308,242)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Limited Duration Fund

Portfolio Composition

By asset allocation, based on Net Assets

Corporate Bonds	49.1%

Asset Backed Securities	21.0

Agency Bonds	14.1

United States Treasury Obligations	9.8

CMO	2.2

FNMA	1.5

FHLMC	0.4

GNMA	0.0	*

Short Term Plus Other Assets in Excess of Liabilities	1.9

*	Amount is less than 0.1%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position:
Corporate Bonds	$—	$54,583,523	$—	$54,583,523

Asset Backed Securities	—	23,388,235	—	23,388,235

Agency Bonds	—	15,636,366	—	15,636,366

United States Treasury Obligations	—	10,918,048	—	10,918,048

Collateralized Mortgage Obligations	—	2,477,677	—	2,477,677

Adjustable Rate Mortgage Backed Securities	—	1,250,036	—	1,250,036

Mortgage Backed Securities	—	845,311	—	845,311

Short-Term Investments	—	1,092,497	—	1,092,497

Futures	9,354	—	—	9,354

Total Investments in an Asset Position	$9,354	$110,191,693	$—	$110,201,047

Investments in a Liability Position:
Futures	$(317,596)	$—	$—	$(317,596)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Limited Duration Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:

Total investments (Cost $107,808,074)	$110,191,693

Receivables:
Fund shares sold	28,432,439

Investments sold	3,808,599

Interest	882,651

Variation margin on futures	2,875

Other	24,358

Total assets	143,342,615

Liabilities:
Payables:
Fund shares repurchased	28,431,893

Investments purchased	3,134,403

Custodian bank	300,377

Income distributions	90,062

Distributor and affiliates	43,708

Accrued expenses	118,774

Total liabilities	32,119,217

Net Assets	$111,223,398

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$167,249,200

Net unrealized appreciation	2,075,377

Accumulated undistributed net investment income (loss)	(888,730)

Accumulated net realized loss	(57,212,449)

Net Assets	$111,223,398

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (based on net assets of $52,821,235 and 5,886,210 shares of beneficial interest issued and outstanding)	$8.97

Maximum sales charge (2.25% of offering price)	0.21

Maximum offering price to public	$9.18

Class B Shares:
Net asset value and offering price per share (based on net assets of $11,024,087 and 1,214,403 shares of beneficial interest issued and outstanding)	$9.08

Class C Shares:
Net asset value and offering price per share (based on net assets of $13,706,925 and 1,519,063 shares of beneficial interest issued and outstanding)	$9.02

Class Y Shares:
Net asset value and offering price per share (based on net assets of $5,671,889 and 627,766 shares of beneficial interest issued and outstanding)	$9.04

Institutional Class Shares:
Net asset value and offering price per share (based on net assets of $27,999,262 and 3,097,264 shares of beneficial interest issued and outstanding)	$9.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Limited Duration Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Interest	$1,604,212

Expenses:
Investment advisory fee	169,026

Distribution (12b-1) and service fees
Class A	39,147

Class B	38,299

Class C	45,641

Transfer agent fees — A, B, C and Y	75,194

Accounting and administrative expenses	38,011

Reports to shareholders	33,959

Registration fees	28,953

Professional fees	16,371

Custody	13,123

Trustees’ fees and related expenses	15,736

Other	9,270

Total expenses	522,730

Net investment income	$1,081,482

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$854,900

Futures	(201,848)

Swap contracts	(1,132,666)

Net realized loss	(479,614)

Unrealized appreciation/depreciation:
Beginning of the period	1,363,742

End of the period:
Investments	2,383,619

Futures	(308,242)

2,075,377

Net unrealized appreciation during the period	711,635

Net realized and unrealized gain	$232,021

Net increase in net assets from operations	$1,313,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Limited Duration Fund

Statements of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

From investment activities:
Operations:
Net investment income	$1,081,482	$2,178,066

Net realized gain/loss	(479,614)	4,362,414

Net unrealized appreciation/depreciation during the period	711,635	(935,532)

Change in net assets from operations	1,313,503	5,604,948

Distributions from net investment income:
Class A	(627,287)	(1,336,666)

Class B	(112,922)	(303,325)

Class C	(135,460)	(310,058)

Class Y	(455,544)	(839,591)

Institutional class	(21)	-0-

Total Distributions	(1,331,234)	(2,789,640)

Net change in net assets from investment activities	(17,731)	2,815,308

From capital transactions:
Proceeds from shares sold	52,401,244	59,865,989

Net asset value of shares issued through dividend reinvestment	824,621	1,813,923

Cost of shares repurchased	(55,146,601)	(50,796,893)

Net change in net assets from capital transactions	(1,920,736)	10,883,019

Net increase/decrease in net assets	(1,938,467)	13,698,327

Net assets:
Beginning of the period	113,161,865	99,463,538

End of the period (including accumulated undistributed net investment income (loss) of $(888,730) and $(638,978), respectively)	$111,223,398	$113,161,865

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Limited Duration Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$8.98		$8.76	$10.94	$11.24	$11.33	$11.58

Net investment income(a)	0.09		0.18	0.39	0.51	0.44	0.31

Net realized and unrealized gain/loss	0.01		0.27	(2.04)	(0.22)	-0-(c )	(0.14)

Total from investment operations	0.10		0.45	(1.65)	0.29	0.44	0.17

Less distributions from net investment income	0.11		0.23	0.53	0.59	0.53	0.42

Net asset value, end of the period	$8.97		$8.98	$8.76	$10.94	$11.24	$11.33

Total return(b)	1.10	%*	5.25%	(15.42%)	2.57%	4.00%	1.46%

Net assets at end of the period (in millions)	$52.8		$53.0	$49.6	$73.3	$79.7	$91.9

Ratio of expenses to average net assets	0.86	%(d)	0.93%	0.87%	0.89%	0.86%	0.81%

Ratio of net investment income to average net assets	1.97	%(d)	2.04%	4.04%	4.55%	3.93%	2.67%

Portfolio turnover	64	%*	145%	74%	53%	76%	70%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 2.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 0.50% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Amount is less than $0.01 per share.
(d)	Ratios are based on average daily net assets (000’s omitted) of $51,805.
*	Non-Annualized

	Class B Shares
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$9.08		$8.85	$11.05	$11.36	$11.44	$11.69

Net investment income(a)	0.07		0.14	0.35	0.46	0.39	0.25

Net realized and unrealized gain/loss	0.02		0.28	(2.07)	(0.24)	0.01	(0.14)

Total from investment operations	0.09		0.42	(1.72)	0.22	0.40	0.11

Less distributions from net investment income	0.09		0.19	0.48	0.53	0.48	0.36

Net asset value, end of the period	$9.08		$9.08	$8.85	$11.05	$11.36	$11.44

Total return(b)	0.95	%*	4.79%	(15.89%)	1.95%	3.53%	0.93%

Net assets at end of the period (in millions)	$11.0		$12.6	$15.4	$26.8	$36.2	$54.3

Ratio of expenses to average net assets	1.36	%(c)	1.43%	1.37%	1.39%	1.36%	1.31%

Ratio of net investment income to average net assets	1.52	%(c)	1.60%	3.57%	4.05%	3.40%	2.19%

Portfolio turnover	64	%*	145%	74%	53%	76%	70%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 2%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $11,882.
*	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Limited Duration Fund

Financial Highlights—(continued)

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class C Shares
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$9.02		$8.80	$10.99	$11.29	$11.38	$11.63

Net investment income(a)	0.07		0.14	0.35	0.46	0.39	0.25

Net realized and unrealized gain/loss	0.02		0.27	(2.06)	(0.23)	-0-(c )	(0.14)

Total from investment operations	0.09		0.41	(1.71)	0.23	0.39	0.11

Less distributions from net investment income	0.09		0.19	0.48	0.53	0.48	0.36

Net asset value, end of the period	$9.02		$9.02	$8.80	$10.99	$11.29	$11.38

Total return(b)	0.96	%*	4.71%	(15.88%)	2.05%	3.46%	0.94%

Net assets at end of the period (in millions)	$13.7		$14.9	$14.0	$20.5	$26.4	$36.9

Ratio of expenses to average net assets	1.36	%(d)	1.43%	1.37%	1.39%	1.36%	1.31%

Ratio of net investment income to average net assets	1.49	%(d)	1.55%	3.57%	4.05%	3.41%	2.19%

Portfolio turnover	64	%*	145%	74%	53%	76%	70%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 0.75%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.65% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Amount is less than $0.01 per share.
(d)	Ratios are based on average daily net assets (000’s omitted) of $14,160.
*	Non-Annualized

	Class Y Shares
							August 12, 2005
	Six months ended						(Commencement
	June 30,		Year ended December 31,				of Operations) to
	2010		2009	2008	2007	2006	December 31, 2005

Net asset value, beginning of the period	$9.03		$8.81	$10.94	$11.25	$11.33	$11.42

Net investment income(a)	0.10		0.20	0.41	0.53	0.48	0.15

Net realized and unrealized gain/loss	0.03		0.27	(2.00)	(0.24)	(0.01)	(0.06)

Total from investment operations	0.13		0.47	(1.59)	0.29	0.47	0.09

Less distributions from net investment income	0.12		0.25	0.54	0.60	0.55	0.18

Net asset value, end of the period	$9.04		$9.03	$8.81	$10.94	$11.25	$11.33

Total return(b)	1.28	%*	5.37%	(14.81%)	2.65%	4.25%	0.76%*

Net assets at end of the period (in millions)	$5.7		$32.7	$20.5	$22.3	$3.4	$1.8

Ratio of expenses to average net assets	0.71	%(c)	0.78%	0.70%	0.72%	0.68%	0.66%

Ratio of net investment income to average net assets	2.15	%(c)	2.23%	4.23%	4.78%	4.20%	3.04%

Portfolio turnover	64	%*	145%	74%	53%	76%	70%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $35,788.
*	Non-Annualized
On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Limited Duration Fund

Financial Highlights—(continued)

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Institutional Shares
	June 1, 2010
	(Commencement of
	Operations) to
	June 30, 2010

Net asset value, beginning of the period	$9.01

Net investment loss(a)	(0.01)

Net realized and unrealized gain	0.06

Total from investment operations	0.05

Less distributions from net investment income	0.02

Net asset value, end of the period	$9.04

Total return(b)	0.55	%*

Net assets at end of the period (in millions)	$28.0

Ratio of expenses to average net assets	0.58	%(c)

Ratio of net investment income to average net assets	(1.05	%)(c)

Portfolio turnover(d)	64%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $10.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
*	Non-Annualized

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Limited Duration Fund (the “Fund”) is organized as a series of the AIM Investment Securities Funds (Invesco Investment Securities Funds), formerly AIM Investment Securities Funds, (the “Trust”), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of seventeen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Limited Duration Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B and Class C shares received the corresponding class of shares of the Fund and holders of the Acquired Fund’s Class I shares received Class Y shares of the Fund. Information for the Acquired Fund’s -Class I shares prior to the Reorganization is included with Class Y shares throughout this report. Institutional Class shares commenced operations on the Reorganization Date.
  The Fund’s investment objective is to seek to provide investors with a high current return and relative safety of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions, including estimates and assumptions regarding taxation, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate,

17        Invesco Van Kampen Limited Duration Fund

maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Fair Value Measurement — GAAP defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — Prices are based on quoted prices in active markets for identical investments
Level 2 — Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions — Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the

18        Invesco Van Kampen Limited Duration Fund

time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery until payment is made. At June 30, 2010, the Fund had no when-issued or delayed delivery purchase commitments.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included on the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported on the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share on the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported on the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported on the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
D.	Income and Expenses — Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.
E.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
F.	Federal Income Taxes — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is presented in the financial statements. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2009, the Fund had an accumulated capital loss carryforward for tax purposes of $55,508,991, which expire as follows:

Amount	Expiration

$544,017	December 31, 2010

7,821,920	December 31, 2011

7,206,408	December 31, 2012

3,666,114	December 31, 2013

3,573,809	December 31, 2014

2,093,405	December 31, 2015

28,129,233	December 31, 2016

2,474,085	December 31, 2017

Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,534,656

Aggregate unrealized (depreciation) of investment securities	(215,213)

Net unrealized appreciation of investment securities	$2,319,443

Cost of investments for tax purposes is $107,872,250.

G.	Distribution of Income and Gains — The Fund declares and pays monthly dividends from investment company taxable income, which generally includes qualified dividend income, ordinary income, short-term capital gains, including a portion of premiums received from written options.
The tax character of distributions paid during the year ended December 31, 2009 were as follows:

Distributions paid from:
Ordinary income	$2,809,504

19        Invesco Van Kampen Limited Duration Fund

As of December 31, 2009, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$16,466

Net realized gains and losses may differ for financial reporting and tax purposes primarily as a result of post October losses of $905,608 which are not recognized for tax purposes until the first day of the following fiscal year and the deferral of losses relating to gains and losses recognized for tax purposes on open futures transactions on December 31, 2009.
H.	Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U. S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Unrealized gains and losses on investments resulting from changes in exchange rates and the unrealized gains or losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency translation on the Statement of Operations. Realized gains and losses on investments resulting from changes in exchange rates and the realized going or losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency transactions on the Statement of Operations.

NOTE 2—Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.30% of the Fund’s average net assets.
  Prior to the Reorganization, the Acquired Fund paid $141,586 in advisory fees to Van Kampen Asset Management based on the annual rate above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization Date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) of Class A Shares to 0.93%, Class B Shares to 1.43%, Class C Shares to 1.43%, Class Y Shares to 0.78% and Institutional Class Shares to 0.78% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. For the period ended June 30, 2010, the Adviser did not waive any advisory fees under this agreement.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $11,095 to Van Kampen Investment Inc. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “Accounting and administrative expenses”. Additionally, Invesco has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Pursuant to such agreement, for the period ended June 30, 2010, IIS was paid $13,275 for providing such services. Prior to the Reorganization, the Acquired Fund paid $36,408 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “Transfer agent fees”.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or Invesco Distributors, Inc. (“IDI”).
  “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ Fees and Related Expenses” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period ended June 30, 2010, the Fund paid legal fees of $0 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust. Prior to the Reorganization, the Acquired Fund recognized expenses of approximately $1,100 representing legal services provided by Skadden, Arps, Meagher & Flom LLP, of which a director of the Acquired Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Acquired Fund.

20        Invesco Van Kampen Limited Duration Fund

  Shares of the Fund are distributed by Invesco Distributors, Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, Class A Shares purchased prior to October 1, 1999 are subject to an annual service fee of up to 0.25% of the average daily net assets attributable to such class of shares. Class A Shares purchased on or after October 1, 1999 are subject to an annual service fee of up to 0.15% of the average daily net assets attributable to such class of shares. Class B Shares purchased prior to October 1, 1999 are subject to a combined annual distribution and service fee of up to 1.00% of the average daily net assets attributable to such class of shares. All Class B Shares and Class C Shares purchased on or after October 1, 1999 are each subject to a combined annual distribution and service fee of up to 0.65% of the average daily net assets attributable to such class of shares.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse the Distributor for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $103,096 to Van Kampen Funds Inc.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to June 30, 2010, IDI advised the Fund that IDI retained $306 in front-end sales commissions from the sale of Class A shares and $0, $862 and $2 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. Prior to the Reorganization, Van Kampen Funds Inc., as distributor for the Acquired Fund, advised the Fund that it received commissions on sales of the Acquired Fund’s Class A Shares of $5,281 and CDSC on redeemed shares of $4,317.

NOTE 3—Share Information

For the six months ended June 30, 2010 and the year ended December 31, 2009, transactions were as follows:

	For the		For the
	six months ended		year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	1,302,462	$11,698,458	2,535,188	$22,512,491

Class B	212,698	1,932,694	476,289	4,266,637

Class C	197,642	1,784,952	614,294	5,490,892

Class Y	993,986	8,985,928	3,098,659	27,595,969

Institutional Class	3,097,262	27,999,212	N/A	N/A

Total Sales	5,804,050	$52,401,244	6,724,430	$59,865,989

Dividend Reinvestment:
Class A	60,609	$544,238	130,057	$1,155,283

Class B	11,409	103,391	30,904	277,298

Class C	12,133	109,369	26,405	235,778

Class Y	7,486	67,602	16,273	145,564

Institutional Class	2	21	N/A	N/A

Total Dividend Reinvestment	91,639	$824,621	203,639	$1,813,923

Repurchases:
Class A	(1,381,190)	$(12,410,881)	(2,428,803)	$(21,545,387)

Class B	(395,672)	(3,592,665)	(863,440)	(7,752,391)

Class C	(345,257)	(3,117,917)	(571,844)	(5,113,001)

Class Y	(3,989,422)	(36,025,138)	(1,821,962)	(16,386,114)

Institutional Class	-0-	-0-	N/A	N/A

Total Repurchases	(6,111,541)	$(55,146,601)	(5,686,049)	$(50,796,893)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 9% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 25% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

21        Invesco Van Kampen Limited Duration Fund

NOTE 4—Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, money market funds and U.S. Government securities, were $43,858,765 and $34,505,899 respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $27,633,158 and $36,430,997, respectively.

NOTE 5—Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index. The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio’s effective yield, maturity and duration, or generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are the specific types of derivative financial instruments used by the Fund.
A.	Futures Contracts — The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of interest rates. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (variation margin). When entering into futures contracts, the Fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.
Transactions in futures contracts for the six months ended June 30, 2010 were as follows:

Number of Contracts

Outstanding at December 31, 2009	321

Futures Opened	1,370

Futures Closed	(1,486)

Outstanding at June 30, 2010	205

B.	Interest Rate Swaps — The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap contracts. Interest rate swaps are contractual agreements to exchange interest payments calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into swaps on a net basis, i.e., the two payments are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligation under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty of the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. For the six months ended June 30, 2010, the average notional amount of interest rate swap contracts entered into by the Fund was approximately $25,579,000.
Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. Cash collateral has been offset against open swap contracts and are included within “Swap Contracts” on the Statement of Assets and Liabilities in accordance with GAAP. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized loss on swap contracts on the Statement of Operations.

22        Invesco Van Kampen Limited Duration Fund

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2010.

	Asset Derivatives			Liability Derivatives
	Balance Sheet			Balance Sheet
Primary Risk Exposure	Location	Fair Value		Location	Fair Value

Interest Rate Contracts	Variation Margin on Futures	$9,354	*	Variation Margin on Futures	$(317,596	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported on the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The following tables set forth by primary risk exposure the Fund’s realized gains/losses and change in unrealized appreciation/depreciation by type of derivative contract for the six months ended June 30, 2010.

Amount of Realized Gain/Loss on Derivative Contracts
Primary Risk Exposure	Futures	Swaps	Total

Interest Rate Contracts	$(201,848)	$(1,132,666)	$(1,334,514)

Change in Unrealized Appreciation/Depreciation on Derivative Contracts
Primary Risk Exposure	Futures	Swaps	Futures

Interest Rate Contracts	$(563,071)	$212,645	$(350,426)

NOTE 6—Mortgage Backed Securities

The Fund may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies — Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States. Securities of FNMA and FHLMC include those issued in principal only or interest only components. A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS’s.
  These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk — the risk that, as mortgage interest rates fall, borrowers will refinance and “prepay” principal. A fund holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund’s mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.
  To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.
  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

NOTE 7—Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

23        Invesco Van Kampen Limited Duration Fund

NOTE 9—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The Acquired Fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the Acquired Fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

24        Invesco Van Kampen Limited Duration Fund

Calculating your ongoing Fund expenses

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and contingent deferred sales charges on redemptions of Class B and C shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/10— 6/30/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Paid During
Class	(01/01/10)	(06/30/10)	Period*	(06/30/10)	Period*
A	$1,000.00	$1,011.02	$4.29	1,020.53	4.31

B	1,000.00	1,009.55	6.78	1,018.05	6.81

C	1,000.00	1,009.60	6.78	1,018.05	6.81

Y	1,000.00	1,012.82	3.54	1,021.27	3.56

Institutional	1,000.00	1,005.53	0.46	1,021.92	2.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.86%, 1.36%, 1.36%, 0.71% and 0.58% for Class A, B, C, Y and Institutional shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) except for “Actual” information which reflects the period from Commencement of Operations through June 30, 2010.
  Assumes all dividends and distributions were reinvested.

25        Invesco Van Kampen Limited Duration Fund

Approval of Investment Advisory and Sub-Advisory Agreements with Invesco Advisers Inc. and its Affiliates

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen Limited Duration Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
  The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco

26        Invesco Van Kampen Limited Duration Fund

Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

27        Invesco Van Kampen Limited Duration Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Limited Duration Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	7,425,447	210,381	553,263	0

28        Invesco Van Kampen Limited Duration Fund

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Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC fi le numbers for the Fund are 811-05686 and 033-39519.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
VK-LTDD-SAR-1            Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:       AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/	Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	September 3, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/	Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	September 3, 2010

By:	/s/	Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	September 3, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.